Financial expenses, net (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Financial expenses,net

	2024	2023	2022

Finance cost of sale of receivables (Note 22.2.5)	2,544,359	3,195,130	2,463,298
Interest on bonds	263,691	402,231	385,681
Other interest on borrowings and financing (Note 6.8.3)	792,702	293,210	548,009
Foreign exchange gains	(19,811)	(13,580)	(3,958)
Other	112,665	122,474	121,709
Total	3,693,606	3,999,465	3,514,739